Lease liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Lease liabilities
Schedule of carrying amount of lease right-of-use assets

Leasehold
office
US$
As at July 1, 2023	273,838
Depreciation	(73,024)
Written off	(200,814)
As at June 30, 2024	—
Addition	723,640
Depreciation	(19,558)
At December 31, 2024	704,082

Schedule of lease liabilities

	December 31,	June 30,
	2024	2024
	US$	US$
Current	230,310	—
Non-current	484,574	—

Schedule of amount recognized in profit or loss

	December 31,	June 30,
	2024	2024
	US$	US$
Depreciation of right-of-use assets	19,558	73,024
Interest expense on lease liabilities (Note 20)	2,005	3,355
	21,563	76,379